UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 9,616,842	$ 1,416,408	¥ 4,976,575
Cost of sales:
Total cost of sales	(8,885,368)	(1,308,673)	(5,921,644)
Gross (loss)/profit	731,474	107,735	(945,069)
Operating expenses:
Research and development	(1,658,327)	(244,245)	(3,402,172)
Selling, general and administrative	(2,725,465)	(401,418)	(3,905,772)
Other operating loss, net	(23,941)	(3,526)
Total operating expenses	(4,407,733)	(649,189)	(7,307,944)
Loss from operations	(3,676,259)	(541,454)	(8,253,013)
Interest income	89,885	13,239	137,926
Interest expenses	(332,174)	(48,924)	(268,213)
Share of losses of equity investees, net of tax	(32,061)	(4,722)	(64,521)
Other income, net	39,854	5,870	22,343
Loss before income tax expense	(3,910,755)	(575,991)	(8,425,478)
Income tax expense	(4,704)	(693)	(5,556)
Net loss	(3,915,459)	(576,684)	(8,431,034)
Accretion on redeemable non-controlling interests to redemption value	(205,864)	(30,320)	(94,682)
Net loss attributable to non-controlling interests	2,703	398	6,416
Net loss attributable to ordinary shareholders of NIO Inc.	(4,118,620)	(606,606)	(8,519,300)
Net loss	(3,915,459)	(576,684)	(8,431,034)
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of nil tax	104,920	15,453	(260,129)
Total other comprehensive (loss)/income	104,920	15,453	(260,129)
Total comprehensive loss	(3,810,539)	(561,231)	(8,691,163)
Accretion on redeemable non-controlling interests to redemption value	(205,864)	(30,320)	(94,682)
Net loss attributable to non-controlling interests	2,703	398	6,416
Comprehensive loss attributable to ordinary shareholders of NIO Inc.	¥ (4,013,700)	$ (591,153)	¥ (8,779,429)
Weighted average number of ordinary shares used in computing net loss per share
Basic and diluted (in shares)	1,100,928,485	1,100,928,485	1,029,950,645
Net loss per share attributable to ordinary shareholders
Basic and diluted | (per share)	¥ (3.74)	$ (0.55)	¥ (8.27)
Weighted average number of ADS used in computing net loss per ADS
Basic and diluted (in shares)	1,100,928,485	1,100,928,485	1,029,950,645
Net loss per ADS attributable to ordinary shareholders
Basic and diluted | (per share)	¥ (3.74)	$ (0.55)	¥ (8.27)
Vehicle sales
Revenues:
Total revenues	¥ 9,008,474	$ 1,326,805	¥ 4,683,192
Cost of sales:
Total cost of sales	(8,146,439)	(1,199,841)	(5,251,149)
Other sales
Revenues:
Total revenues	608,368	89,603	293,383
Cost of sales:
Total cost of sales	¥ (738,929)	$ (108,832)	¥ (670,495)